PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2023
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

13.PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Years Ended December 31,
	2021	2022	2023
Rents	68	84	30
Personnel costs	5	5	1
Others	8	6	4
Total	81	95	35